Schedule of guarantees (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Guarantees	R$ 12,304	R$ 11,935
Tax [Member]
IfrsStatementLineItems [Line Items]
Guarantees	10,647	10,755
Labor [Member]
IfrsStatementLineItems [Line Items]
Guarantees	1,153	613
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Guarantees	504	567
Real Estate Lawsuit [Member]
IfrsStatementLineItems [Line Items]
Guarantees	732	742
Real Estate Lawsuit [Member] | Tax [Member]
IfrsStatementLineItems [Line Items]
Guarantees	723	733
Real Estate Lawsuit [Member] | Labor [Member]
IfrsStatementLineItems [Line Items]
Guarantees	(0)	(0)
Real Estate Lawsuit [Member] | Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Guarantees	9	9
Letter Of Guarantee [Member]
IfrsStatementLineItems [Line Items]
Guarantees	11,572	11,193
Letter Of Guarantee [Member] | Tax [Member]
IfrsStatementLineItems [Line Items]
Guarantees	9,924	10,022
Letter Of Guarantee [Member] | Labor [Member]
IfrsStatementLineItems [Line Items]
Guarantees	1,153	613
Letter Of Guarantee [Member] | Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Guarantees	R$ 495	R$ 558